Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 1,329,389	$ 3,334,813
Accounts receivable, net	4,209,125	2,540,515
Inventory	26,124
Due from related parties	326,324	424,086
Prepaid and other current assets	545,628	267,110
Total Current Assets	6,436,590	6,566,524
Property and equipment, net	401,021	409,382
Intangible assets	99,592	99,592
Goodwill	5,172,146	1,537,742
Deferred tax assets	440,135	446,402
TOTAL ASSETS	12,549,484	9,059,642
Current Liabilities
Accounts payable	2,254,636	1,474,595
Accrued and other current liabilities	2,482,352	307,049
Due to related parties	26,613	26,613
Loans payable - net of discount of $0 and $7,406	94,342	315,450
Loans payable - related parties	235,949	239,308
Derivative liabilities	1,357,787
Total Current Liabilities	6,451,679	2,363,015
Loans payable, non-current	108,150	119,295
Employee benefits, non-current	154,238	156,434
TOTAL LIABILITIES	6,714,067	2,638,744
Stockholders' Equity
Common stock: 300,000,000 authorized; $0.001 par value 161,595,511 and 147,477,358 shares issued and outstanding, respectively	161,595	147,477
Additional paid in capital	31,136,120	25,842,982
Accumulated deficit	(24,504,395)	(18,536,921)
Accumulated other comprehensive loss	(33,557)	(36,658)
Equity attributable to stockholders of iQSTEL Inc.	6,759,794	7,416,911
Deficit attributable to noncontrolling interests	(924,377)	(996,013)
TOTAL STOCKHOLDERS' EQUITY	5,835,417	6,420,898
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	12,549,484	9,059,642
Preferred Class A [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	10	10
Preferred Class B [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value	21	21
Preferred Class C [Member]
Stockholders' Equity
Preferred stock: 1,200,000 authorized; $0.001 par value